Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Equity
Profit attributable to Ecopetrol's shareholders	$ 17,637,678	$ 24,770,909
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	$ 429.0	$ 602.5